Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Land Use Rights, Net
Land use rights	¥ 235,198		¥ 235,198
Less: Accumulated amortization-land use rights	(33,203)		(27,899)
Total land use rights, net	¥ 201,995	$ 27,673	¥ 207,299